Goodwill and intangible assets - Goodwill and intangible asset by segment (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 9,097	$ 10,231
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	8,905	8,905
Alcon brand name [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,980	2,980
Acquired research & development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	727	725
Technologies [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	170	677
Currently marketed products [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,243	1,598
Marketing know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	3,576	3,814
Other intangible assets (including software) [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	401	437
Operating segments [member] | Surgical [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,953	5,770
Operating segments [member] | Surgical [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,544	4,544
Operating segments [member] | Surgical [member] | Acquired research & development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	723	721
Operating segments [member] | Surgical [member] | Technologies [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	170	677
Operating segments [member] | Surgical [member] | Currently marketed products [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	247	374
Operating segments [member] | Surgical [member] | Marketing know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	3,576	3,814
Operating segments [member] | Surgical [member] | Other intangible assets (including software) [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	237	184
Operating segments [member] | Vision Care [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,164	1,481
Operating segments [member] | Vision Care [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,361	4,361
Operating segments [member] | Vision Care [member] | Acquired research & development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4	4
Operating segments [member] | Vision Care [member] | Currently marketed products [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	996	1,224
Operating segments [member] | Vision Care [member] | Other intangible assets (including software) [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	164	253
Unallocated amounts [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,980	2,980
Unallocated amounts [member] | Alcon brand name [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 2,980	$ 2,980